Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 172,397	$ 196,678	$ 221,237	$ 172,397
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(14,621)	(16,251)	1,791
Sociedad Minera El Brocal S.A.A
Accumulated balances of material non-controlling interest:
Non-controlling interests	144,501	161,917		144,501
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(12,895)	(13,432)	2,880
Minera La Zanja S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	26,121	33,026		26,121
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(6,905)	(9,090)	(6,346)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,648	1,587		1,648
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	5,201	6,286	5,667
Apu Coropuna S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	127	148		$ 127
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(22)	(14)	(410)
Other minor subsidiaries [Member]
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	(1)	0
Country of domicile [member] | Sociedad Minera El Brocal S.A.A
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				38.57%
Accumulated balances of material non-controlling interest:
Non-controlling interests	144,501	161,917	176,978	$ 144,501
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(12,895)	(13,432)	2,880
Country of domicile [member] | Minera La Zanja S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				46.94%
Accumulated balances of material non-controlling interest:
Non-controlling interests	26,121	33,026	42,295	$ 26,121
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(6,905)	(9,090)	(6,346)
Country of domicile [member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				40.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,648	1,587	1,800	$ 1,648
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	5,201	6,286	5,667
Country of domicile [member] | Apu Coropuna S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	127	148	164	$ 127
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(22)	(14)	(410)
Country of domicile [member] | Other minor subsidiaries [Member]
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 0	$ (1)	$ 0